Loans transactions between related parties (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 105,264
Changes in Loans receivable transactions between related parties
Loans	55,834
Collection	(44,144)
Others	3,069
Ending balance	120,023
Hyundai Energy | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	2,465
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	2,465
Hyundai Energy | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(2,465)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	(2,465)
Gunsan Bio Energy Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	9,396
Changes in Loans receivable transactions between related parties
Loans	3,000
Collection	0
Others	0
Ending balance	12,396
Gunsan Bio Energy Co., Ltd. | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	(10,128)
Collection	0
Others	0
Ending balance	(10,128)
KNOC Nigerian East & West Oil | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	27,634
Changes in Loans receivable transactions between related parties
Loans	132
Collection	0
Others	910
Ending balance	28,676
KNOC Nigerian East & West Oil | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(6,065)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(1,260)
Ending balance	(7,325)
PT Wampu Electric Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	14,880
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	1,622
Ending balance	16,502
PT. Cirebon Electric Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	8,696
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(8,900)
Others	782
Ending balance	578
Xe-Pian Xe-Namnoy Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,413
Changes in Loans receivable transactions between related parties
Loans	20,148
Collection	0
Others	(606)
Ending balance	20,955
Kelar S.A | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	48,694
Changes in Loans receivable transactions between related parties
Collection	(8,320)
Others	1,784
Ending balance	42,158
Chester Solar IV SpA | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	1,688
Collection	(1,688)
Others	0
Ending balance	0
Chun-cheon Energy Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	616
Changes in Loans receivable transactions between related parties
Loans	4,441
Collection	0
Others	0
Ending balance	5,057
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	1,054
Collection	0
Others	1
Ending balance	1,055
HORUS SOLAR, S.A. DE C.V. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	3,320
Collection	0
Others	3
Ending balance	3,323
SUNMEX RENOVABLES, S.A. DE C.V. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	144
Collection	0
Others	0
Ending balance	144
Chester Solar V SpA | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	535
Collection	(535)
Others	0
Ending balance	0
Diego de Almagro Solar SpA | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	2,101
Collection	(2,101)
Others	0
Ending balance	0
Dangjin Eco Power Co., Ltd.(before the spin-off) | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	2,600
Collection	(2,600)
Others	0
Ending balance	0
DE Energia SpA | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	6,799
Collection	0
Others	(167)
Ending balance	6,632
Eumseong Natural Gas Power Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	20,000	[1]
Collection	(20,000)	[1]
Others	0	[1]
Ending balance	₩ 0	[1]

[1]	Eumseong Natural Gas Power Co., Ltd. was established by spin-off from Dangjin Eco Power Co., Ltd. and merged by the Company during the year ended December 31, 2019.